Putnam Investments
One Post Office Square
Boston, MA 02109

February 1, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Money Market Fund (Reg. No. 2-55091) (811-02608)
Putnam Tax Exempt Money Market Fund (Reg. No. 33-15238) (811-05215) (the “Funds”)
Post-Effective Amendment No. 46 and 30 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendments No. 46 and 30 to the Registration Statements on Form N-1A (the “Amendment”) of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, respectively, would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 27, 2012.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET
FUND

/s/ Jonathan S. Horwitz

By:
Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc:	James M. Forbes, Esq.
Ropes & Gray LLP